SEGMENT INFORMATION (Schedule of Revenue by Major Product Group) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of products and services [line items]
Revenue	$ 18,401	$ 30,547
Clinical laboratory goods [Member]
Disclosure of products and services [line items]
Revenue	14,404	20,397
Clinical laboratory services [Member]
Disclosure of products and services [line items]
Revenue	1,953	2,582
Point-of-Care products [Member]
Disclosure of products and services [line items]
Revenue	$ 2,044	$ 7,568